Cover	Sep. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2026
Entity File Number	001-41315
Entity Registrant Name	John Marshall Bancorp, Inc.
Entity Central Index Key	0001710482
Entity Tax Identification Number	81-5424879
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	1943 Isaac Newton Square
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20190
City Area Code	(703)
Local Phone Number	584-0840
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	JMSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true